Financial Instruments and Risk Management (Details) - Schedule of foreign currency risk - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of foreign currency risk [Abstract]
Cash	$ 162,135	$ 86,800
Lease Obligations		(741,868)
Accounts payable and accrued liabilities	(142,726)	(1,092,402)
Total	$ 19,409	$ (1,747,470)